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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600

Signature, Place and Date of Signing:

/S/ ANDREW J. HAJDUCKY, III
-------------------------------
Andover, Massachusetts
May 12, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total:   17
                                       --------

Form 13F Information Table Value Total: $    6,986,871 (thousands)
                                       ----------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                 File No. 28-_________

2.       CMG@Ventures Capital Corp.         File No. 28-_________

3.       CMG@Ventures Securities Corp.      File No. 28-_________


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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.


                                                 ITEM 4:       ITEM 5:
                                                  FAIR         SHARES                                            ITEM 8:
                          ITEM 2:   ITEM 3:      MARKET          OR              ITEM 6:                   VOTING AUTHORITY
         ITEM 1:         TITLE OF   CUSIP        VALUE        PRINCIPAL   SH/   INVESTMENT   ITEM 7:      (A)       (B)     (C)
      NAME OF ISSUER      CLASS     NUMBER       (000)         AMOUNT     PRN   DISCRETION  MANAGERS      SOLE     SHARED  NONE
      --------------     -------    -------      ------       ---------   ---   ----------  --------      ----     ------  ----
Akamai Technologies,
  Inc.                    COM       00971T101      81,906        250,000   SH      SOLE                  250,000
Engage, Inc. (formerly
  Engage Technologies,
  Inc.)                   COM       292827102   2,612,507     87,083,572   SH      SOLE               87,083,572
Hollywood Entertainment
  Corporation             COM       436141105      33,755      2,327,934   SH      SOLE                2,327,934
Informix Corporation      COM       456779107       1,343        117,396   SH     DEFINED                117,396
Lycos, Inc.               COM       550818108     308,484      3,877,276   SH      SOLE                3,877,276
Lycos, Inc.               COM       550818108     383,815      4,824,096   SH     DEFINED     1        4,824,096
Lycos, Inc.               COM       550818108     399,652      5,023,156   SH     DEFINED     2        5,023,156
Lycos, Inc.               COM       550818108     170,840      2,147,258   SH     DEFINED     3        2,147,258
Mail.com, Inc.            COM       560311102       1,830         97,611   SH     DEFINED                 97,611
USWeb Corporation         COM       917327108          58          1,302   SH      SOLE                    1,302
USWeb Corporation         COM       917327108         783         17,622   SH     DEFINED     1           17,622
USWeb Corporation         COM       917327108       5,727        128,865   SH     DEFINED     3          128,865
Marketing Services
  Group, Inc.             COM       570907105      37,722      2,252,061   SH      SOLE                2,252,061
NaviSite, Inc.            COM       63935M109   1,953,360     39,067,200   SH      SOLE               39,067,200
Open Market, Inc.         COM       68370M100       5,707        126,473   SH      SOLE                  126,473
Yahoo! Inc.               COM       984332106     175,624        811,780   SH     DEFINED     1          811,780
Yahoo! Inc.               COM       984332106     813,758      3,761,408   SH     DEFINED     3        3,761,408


(all share amounts have been adjusted to reflect all stock splits that have occurred prior to the date of the filing of this Form 13F)